Earnings Per Share - Schedule of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net Income for the Year Attributable to Parent Company´s Owners	$ 337,172,143	$ 151,257,426	$ 188,618,946
Weighted Average Ordinary Shares (in shares)	1,474,692	1,474,692	1,474,692
Earnings per Share - Basic (in ars per share)	$ 228.64	$ 102.57	$ 127.90
Earnings per Share - Diluted (in ars per share)	$ 228.64	$ 102.57	$ 127.90